Convertible Notes - Schedule of Convertible Notes at Fair Value (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total Convertible Notes Payable			$ 8,041,000
Less: Convertible Notes Payable, Current	$ (18,482,353)	(36,283,891)
Convertible Notes Payable, net of Current Portion	14,283,752	1,452,562
2022 Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	9,356,815	18,801,206
2023 Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	9,125,538	17,482,685
Whiskey Special Ops 2023 Notes [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	14,283,752	1,452,562
Convertible Notes Payables [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	$ 32,766,105	$ 37,736,453	$ 8,041,000